Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
March 31, 2023
MBL-NPRT3-0523
1.9894014.103
Municipal Bonds - 98.4%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	70,387
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	26,822
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	81,633
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	101,326
5% 11/1/39	320,000	358,102
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	150,000	164,526
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	28,347
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	157,020
Birmingham Wtrwks. Board:
Series 2016 B, 5% 1/1/30 (Pre-Refunded to 1/1/27 @ 100)	135,000	148,337
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,132
Black Belt Energy Gas District Bonds Series 2019 A, 4%, tender 12/1/25 (b)	560,000	556,909
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	20,658
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	39,071
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	49,995
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	49,478
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	184,105
5% 9/1/34	130,000	138,210
Series 2017 B1, 3.25% 9/1/31	5,000	5,019
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	41,883
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	9,634
TOTAL ALABAMA		2,236,594
Alaska - 0.1%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	52,627
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	81,622
TOTAL ALASKA		134,249
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	36,217
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	69,716
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	14,471
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	126,204
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	42,162
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	55,503
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	181,005
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	177,741
Series 2017 D, 5% 7/1/25	15,000	15,790
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	93,622
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	26,305
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	49,429
Series 2016 A, 5% 1/1/27	50,000	54,845
Series 2017 A:
5% 1/1/28	100,000	112,597
5% 1/1/33	50,000	55,782
Series 2019 A, 4% 1/1/41	175,000	177,450
Series A:
5% 1/1/31	40,000	44,723
5% 1/1/36	40,000	43,174
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	53,306
5.25% 12/1/24	10,000	10,203
5.25% 12/1/26	15,000	15,686
Series 2007, 5.25% 12/1/23	20,000	20,168
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	47,084
Series 2020 A, 4% 8/1/44	100,000	98,318
TOTAL ARIZONA		1,621,501
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	120,451
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	36,330
TOTAL ARKANSAS		156,781
California - 19.0%
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	40,131
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	170,000	110,519
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	80,843
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	42,235
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	49,333
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	128,666
Series A, 2.95%, tender 4/1/26 (b)	120,000	119,401
Series 2017 S7:
4% 4/1/34	95,000	99,509
4% 4/1/38	75,000	76,373
4% 4/1/47	5,000	5,008
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	70,000	71,697
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	85,869
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2022 A1, 4%, tender 8/1/28 (b)	670,000	669,266
California Dept. of Wtr. Resources:
Series 2017 AX, 5% 12/1/31	200,000	225,604
Series AV, 4% 12/1/31	40,000	42,109
Series BA, 5% 12/1/32	65,000	75,544
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	133,323
Series 2001 A:
0% 10/1/30	70,000	54,346
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,786
Series 2018 B, 5% 10/1/43	100,000	105,840
Series T1, 5% 3/15/39	30,000	36,052
Series U6, 5% 5/1/45	35,000	41,781
California Gen. Oblig.:
Series 2012, 4% 9/1/37	215,000	215,097
Series 2013:
5% 9/1/26	75,000	75,727
5% 9/1/27	55,000	55,546
5% 11/1/30	25,000	25,341
Series 2014:
5% 10/1/23	35,000	35,439
5% 11/1/23	50,000	50,731
5% 10/1/28	30,000	31,182
Series 2015:
5% 8/1/23	25,000	25,210
5% 8/1/26	75,000	78,609
5% 8/1/26	65,000	68,963
5% 9/1/26	20,000	21,264
5% 9/1/28	50,000	53,060
5% 8/1/29	20,000	21,182
5% 8/1/30	170,000	177,749
5% 8/1/45	40,000	41,556
5.25% 8/1/30	95,000	101,018
Series 2016:
3% 9/1/33	120,000	120,075
4% 9/1/28	110,000	115,709
4% 9/1/34	300,000	310,667
4% 9/1/35	50,000	51,562
4% 9/1/36	200,000	205,388
5% 9/1/24	45,000	46,567
5% 9/1/26	160,000	174,646
5% 8/1/27	45,000	48,994
5% 9/1/30	15,000	16,305
5% 9/1/32	50,000	54,276
5% 9/1/45	10,000	10,518
Series 2017 A, 5% 8/1/26	80,000	87,139
Series 2017:
3.5% 8/1/27	25,000	25,947
4% 8/1/37	25,000	25,660
5% 11/1/25	175,000	186,823
5% 11/1/27	75,000	84,227
5% 11/1/27	65,000	72,997
5% 11/1/31	100,000	111,530
5% 8/1/33	100,000	108,148
Series 2018, 5% 10/1/48	100,000	108,256
Series 2019:
3% 10/1/33	70,000	70,084
3% 10/1/34	50,000	49,605
4% 4/1/25	45,000	46,377
5% 4/1/25	105,000	110,243
5% 10/1/25	175,000	186,395
5% 4/1/26	295,000	318,646
5% 4/1/27	10,000	11,076
5% 4/1/29	140,000	162,282
5% 4/1/30	100,000	115,230
5% 4/1/35	5,000	5,103
5% 4/1/36	75,000	76,544
Series 2020:
2% 11/1/36	60,000	48,005
3% 3/1/28	50,000	50,884
3% 11/1/35	250,000	243,868
4% 3/1/28	40,000	43,093
4% 3/1/29	175,000	191,107
4% 3/1/50	40,000	39,641
5% 11/1/27	50,000	56,152
5% 3/1/32	50,000	58,660
5% 3/1/32	50,000	58,660
5% 3/1/35	220,000	253,254
Series 2021:
4% 12/1/24	100,000	102,500
5% 12/1/26	310,000	340,503
5% 12/1/31	265,000	321,567
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	145,910
Series 2013 A, 4% 3/1/43	35,000	32,490
Series 2015, 5% 11/15/26	50,000	53,434
Series 2016 A:
3% 10/1/41	50,000	41,888
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	112,570
Series 2016 B:
5% 11/15/46	15,000	15,531
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,891
Series 2017 A:
5% 11/15/26	275,000	300,023
5% 11/1/27	20,000	22,442
Series 2017 A2, 5% 11/1/47	70,000	79,154
Series 2018 A:
4% 11/15/42	65,000	63,533
5% 11/15/26	35,000	38,210
5% 11/15/33	25,000	27,250
California Infrastructure & Econ. Dev. Bank Rev. Series 2003 A, 5% 7/1/29 (Pre-Refunded to 1/1/28 @ 100)	165,000	186,105
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	16,244
5% 10/1/29	25,000	27,087
Series 2018, 5% 10/1/26	25,000	27,408
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	63,985
5% 12/31/47 (c)	100,000	100,605
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	19,390
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	174,158
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	21,383
5% 11/1/33	105,000	110,997
5% 11/1/43	40,000	41,794
Series 2016 A:
3.125% 11/1/36	50,000	48,623
5% 11/1/26	45,000	48,782
5% 11/1/45	125,000	131,024
Series 2017 A, 5% 11/1/25	100,000	106,601
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	101,174
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	38,097
5% 1/1/32	20,000	21,379
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	28,919
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,127
Series 2017 A, 5% 4/1/47	55,000	56,143
Series 2018 A, 3.5% 3/1/38	125,000	120,641
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	196,144
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	21,031
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	19,871
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,807
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	90,731
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	7,807
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	145,205
Downey Unified School District Series 2019 B, 3.625% 8/1/42	280,000	265,642
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	68,344
Series 2017 B, 5% 6/1/27	5,000	5,573
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	115,940
0% 8/1/38	65,000	37,390
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	58,254
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,689
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	102,872
0% 1/1/27 (Escrowed to Maturity)	40,000	36,419
0% 1/1/29 (Escrowed to Maturity)	20,000	17,345
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	40,000	39,178
5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	86,530
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	41,092
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	10,273
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	71,703
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	30,083
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	150,871
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	40,165
Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	103,643
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	21,113
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,574
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,556
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	148,032
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,908
Series 2016 B, 3% 8/1/45	20,000	16,328
Hayward Unified School District Gen. Oblig. Series 2019 A, 4% 8/1/48	200,000	200,592
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	148,113
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	155,000	109,238
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	26,884
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,185
Series 2016, 3% 8/1/32	35,000	35,117
Series B, 0% 8/1/35	150,000	96,211
Los Angeles Cmnty. College District:
Series 2015 A:
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	170,000	175,555
5% 8/1/31 (Pre-Refunded to 8/1/24 @ 100)	170,000	175,555
Series 2017 J, 5% 8/1/28	30,000	33,591
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	30,980
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,280
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,327
Series K, 4% 8/1/35	20,000	20,723
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	48,643
Series 2021 A:
5% 6/1/30	200,000	237,356
5% 7/1/44	190,000	213,070
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	211,704
Series 2018 C, 5% 5/15/37 (c)	75,000	78,610
Series 2018 D:
5% 5/15/31 (c)	80,000	87,808
5% 5/15/34 (c)	120,000	130,658
Series 2022 I, 5% 5/15/42	285,000	321,303
Series A, 5% 5/15/36 (c)	50,000	53,694
Series B:
5% 5/15/34 (c)	10,000	10,814
5% 5/15/48	65,000	71,631
Series C, 5% 5/15/33 (c)	90,000	96,097
Series D, 5% 5/15/26 (c)	65,000	68,834
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	40,000	41,262
Series 2014 D, 5% 7/1/44	45,000	45,869
Series 2015 A, 3.25% 7/1/31	100,000	100,832
Series 2016 A:
5% 7/1/40	125,000	131,269
5% 7/1/46	70,000	72,852
Series 2017 A, 5% 7/1/28	5,000	5,515
Series 2020 A, 5% 7/1/27	135,000	150,766
Series A, 5% 7/1/31	15,000	16,917
Series B:
5% 7/1/29	50,000	50,955
5% 7/1/30	55,000	63,586
5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	40,000	40,227
5% 7/1/40	190,000	212,246
Series C, 5% 7/1/37	25,000	28,114
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,495
Series 2016 B, 5% 7/1/29	50,000	53,759
Series 2022 B:
4% 7/1/49	140,000	139,696
5% 7/1/28	430,000	492,466
Series A:
5% 7/1/33	25,000	28,137
5% 7/1/33	20,000	21,889
Series B, 5% 7/1/25	25,000	25,141
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	490,000	498,702
Los Angeles Solid Waste Resources Rev. Series 2018 A, 5% 2/1/30	115,000	128,746
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	40,000	41,192
Series 2016 A, 5% 7/1/40	30,000	31,219
Series 2017 A, 5% 7/1/26	175,000	190,217
Series 2018 B1:
5% 7/1/23	95,000	95,547
5% 7/1/33	125,000	139,908
5.25% 7/1/42	50,000	54,521
Series 2019 A, 5% 7/1/28	130,000	148,399
Series 2020 C, 5% 7/1/30	60,000	71,457
Series 2020, 5% 7/1/25	10,000	10,558
Series 2021 A, 5% 7/1/25	75,000	79,184
Series A:
5% 7/1/24	5,000	5,149
5% 7/1/29	5,000	5,831
5% 7/1/30	50,000	58,315
Series B, 5% 7/1/25	90,000	95,020
Series C, 5% 7/1/28	55,000	56,605
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	64,412
4% 8/1/47	135,000	134,239
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	64,148
Montebello Unified School District Series A, 5% 8/1/41	50,000	52,682
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	60,122
Series 2009 B, 6.5% 11/1/39	25,000	29,705
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	145,700
Series 2017, 0% 8/1/39	95,000	50,931
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	13,272
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	60,170
Orange County Wtr. District Rev.:
Series 2017 A, 5% 8/15/29	75,000	83,021
Series 2019 C, 5% 8/15/32	150,000	174,899
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	130,748
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	25,796
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	44,429
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	169,408
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	32,614
Poway Unified School District Series 2011, 0% 8/1/46	190,000	66,779
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	190,228
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	104,555
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	193,233
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	64,901
0% 12/1/34 (FGIC Insured)	100,000	65,495
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	79,305
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	58,165
San Bernardino Cmnty. College District:
Series 2019 A, 3% 8/1/41 (Pre-Refunded to 8/16/27 @ 100)	375,000	386,129
Series B, 0% 8/1/48	5,000	1,657
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	180,000	102,713
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,460
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	52,395
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	140,000	156,941
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	192,847
5.25% 8/1/47	30,000	32,779
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	50,482
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	88,254
Series 1998 G1:
5.25% 7/1/27	5,000	5,626
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	28,766
5.25% 7/1/28 (Escrowed to Maturity)	5,000	5,732
Series 2008 E, 0% 7/1/49	125,000	40,616
Series 2009 1, 0% 7/1/30	50,000	40,410
Series 2017 K2, 0% 7/1/31	430,000	329,746
Series A, 0% 7/1/31	15,000	11,708
Series C, 0% 7/1/43	10,000	4,411
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	60,866
Series R1, 0% 7/1/30	35,000	28,287
Series R4, 5% 7/1/28	70,000	74,307
Series R5, 5% 7/1/26	50,000	54,381
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	4,212
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	10,119
Series 2019 B1, 3% 8/1/49	200,000	159,382
Series A1, 5% 8/1/47	80,000	85,615
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	27,076
Series 2017 A, 5% 5/1/47 (c)	40,000	40,906
Series 2017 D:
5% 5/1/24 (c)	35,000	35,697
5% 5/1/25 (c)	105,000	108,734
Series 2019 A, 5% 5/1/49 (c)	25,000	25,818
Series 2019 D:
5% 5/1/26	135,000	146,210
5% 5/1/34	325,000	374,396
5% 5/1/39	30,000	33,088
Series 2019 E, 5% 5/1/34 (c)	175,000	190,706
Series 2020 A, 4% 5/1/39 (c)	15,000	15,022
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	30,329
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	135,800
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,801
Series 2020 A, 5% 11/1/50	85,000	93,137
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	200,000	191,456
0% 1/1/26 (Escrowed to Maturity)	30,000	28,088
0% 1/1/28 (Escrowed to Maturity)	35,000	31,318
0% 1/1/28 (Escrowed to Maturity)	200,000	178,626
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,551
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	99,510
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	67,597
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	21,057
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	95,494
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	134,252
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	16,328
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	47,912
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	182,149
Series 2019 A, 3.125% 5/1/47	225,000	184,157
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	35,113
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	80,085
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	108,286
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	146,696
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	64,209
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	40,000	44,289
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	189,538
Series B, 3% 8/1/41	5,000	4,300
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	31,832
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	68,756
Sweetwater Union High School District Series 2016, 4% 8/1/42	350,000	348,543
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	216,360
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	60,188
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	129,802
Series 2016, 5% 5/15/35	135,000	145,119
Series 2017 M, 5% 5/15/32	75,000	82,928
Series 2018 O:
4% 5/15/48	165,000	163,877
5% 5/15/58	105,000	111,998
Series 2021 Q, 5% 5/15/35	160,000	188,913
Series AF, 5% 5/15/24 (Pre-Refunded to 5/15/23 @ 100)	55,000	55,153
Series AM, 5.25% 5/15/37	10,000	10,280
Series AO, 5% 5/15/23	15,000	15,043
Series AY, 5% 5/15/28	20,000	22,255
Series I:
5% 5/15/25	50,000	52,698
5% 5/15/28	40,000	42,170
Series M, 5% 5/15/36	80,000	87,115
Series O, 4% 5/15/29	25,000	27,016
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	80,577
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	84,544
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,104
0% 8/1/28	60,000	50,743
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	120,905
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	106,173
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	35,312
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	153,527
3% 8/1/37	35,000	31,854
TOTAL CALIFORNIA		29,081,377
Colorado - 1.8%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	96,173
Series 2021 A, 4% 12/15/38	285,000	291,432
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	74,235
Series 2016 B, 5% 11/15/30	150,000	161,854
Series 2018 A, 4% 11/15/48	100,000	94,006
Series 2019 A, 5% 11/1/29	35,000	39,689
Series 2019 A1:
4% 8/1/37	75,000	73,503
4% 8/1/39	85,000	81,872
4% 8/1/44	55,000	50,303
5% 8/1/26	60,000	63,649
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	25,073
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	26,906
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (c)	30,000	32,328
Series 2018 A:
5% 12/1/25 (c)	115,000	120,172
5% 12/1/36 (c)	60,000	68,101
Series 2018 B, 3.5% 12/1/35	15,000	14,987
Series 2019 C, 5% 11/15/31	30,000	34,547
Series 2022 A, 5% 11/15/41 (c)	245,000	265,153
Series 2022 D, 5% 11/15/42 (c)	165,000	177,654
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	165,000	185,817
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	50,397
Series 2017, 5% 12/1/26	50,000	52,245
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,876
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,271
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,438
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	50,570
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	75,048
Park Creek Metropolitan District Series 2015 A, 5% 12/1/45	445,000	456,101
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,133
Series 2016 B1, 2.75% 6/1/30	85,000	85,207
TOTAL COLORADO		2,805,740
Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,438
Series 2015 B, 3.375% 6/15/29	25,000	25,306
Series 2016 A, 5% 3/15/26	30,000	32,248
Series 2017 A, 5% 4/15/27	25,000	27,543
Series 2018 D, 5% 4/15/27	105,000	115,682
Series 2019 A, 5% 4/15/27	25,000	27,543
Series 2020 C, 4% 6/1/31	30,000	32,808
Series 2021 B:
3% 6/1/29	90,000	91,043
3% 6/1/40	100,000	87,706
4% 6/1/31	65,000	72,052
Series A, 5% 3/15/28	35,000	36,581
Series B, 5% 1/15/24	50,000	50,947
Series D:
4% 8/15/31	15,000	15,630
5% 4/15/26	25,000	26,931
Series E:
3.375% 10/15/36	30,000	29,524
5% 9/15/25	30,000	31,841
5% 10/15/25	30,000	31,912
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	215,974
Series 2019 A:
4% 7/1/34	30,000	28,843
5% 7/1/33	135,000	139,832
Series 2020 A, 5% 7/1/30	50,000	55,676
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	14,976
Series 2018 A, 3.5% 5/15/33	5,000	5,077
Series 2020 C1, 2.05% 5/15/37	75,000	60,188
Series B1, 3.45% 11/15/41	5,000	4,476
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 5/1/26	150,000	161,759
Series 2015 B, 5% 8/1/26	110,000	116,296
Series 2016 A, 5% 9/1/31	5,000	5,375
Series 2018 A, 5% 1/1/27	35,000	38,313
Series 2018 B, 5% 10/1/28	120,000	136,566
Series 2021 A, 4% 5/1/37	35,000	36,174
Series A:
4% 9/1/35	145,000	148,159
5% 9/1/30	60,000	64,544
Series B:
5% 10/1/33	10,000	11,246
5% 10/1/36	85,000	93,648
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	28,081
TOTAL CONNECTICUT		2,115,938
Delaware - 0.3%
Delaware Gen. Oblig.:
Series 2009 C, 5% 10/1/25	225,000	239,538
Series 2017, 3.25% 3/1/37	4,000	3,873
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	150,076
5% 10/1/32	15,000	16,903
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	50,005
TOTAL DELAWARE		460,395
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	65,236
Series 2016 A:
4% 6/1/36	400,000	408,248
5% 6/1/32	40,000	43,095
Series 2017 A, 5% 6/1/29	45,000	49,908
Series 2017 D:
5% 6/1/28	100,000	110,889
5% 6/1/42	35,000	37,322
Series 2019 A:
5% 10/15/31	80,000	91,917
5% 10/15/44	15,000	16,176
Series 2021 D, 5% 2/1/31	60,000	72,334
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	117,659
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	209,556
5% 10/1/33	205,000	238,828
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	200,931
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	26,971
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	20,000	20,722
5% 10/1/28	50,000	51,768
Series 2019 A, 5% 10/1/44	130,000	141,360
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	40,788
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	14,898
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,614
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	26,427
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	46,377
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	11,912
Series 2019 218, 4% 10/1/44	100,000	95,088
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (c)	40,000	40,807
5% 10/1/44 (c)	105,000	105,427
Series 2018 A, 5% 10/1/27 (c)	65,000	70,106
Series 2021 A, 4% 10/1/41 (c)	205,000	199,964
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,991
Series 2017 B, 5% 7/1/42	70,000	74,302
TOTAL DISTRICT OF COLUMBIA		2,644,621
Florida - 4.4%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	180,000	180,303
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	36,146
Series 2019 A, 5% 10/1/49 (c)	100,000	103,986
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	75,104
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	201,578
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	45,587
4% 7/1/40	20,000	19,951
Series 2017, 3.375% 7/1/42	70,000	61,221
Series 2019 B, 5% 7/1/44	125,000	133,873
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	286,660
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	70,270
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	20,566
Series 2018 A, 4% 6/1/37	55,000	56,960
Series 2018 B, 4% 6/1/48	160,000	160,053
Series 2019 D, 4% 6/1/30	35,000	37,795
Series C:
4% 6/1/28 (Pre-Refunded to 6/1/23 @ 100)	30,000	30,062
5% 6/1/25	90,000	94,910
Series D, 4% 6/1/32	25,000	25,959
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	60,401
Series 2021 B, 2% 7/1/43	155,000	106,079
Series 2021 C, 3% 7/1/51	185,000	142,997
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	106,877
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	41,707
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	108,879
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	32,897
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	41,647
3.25% 8/1/49	10,000	8,316
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	50,000	50,174
5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	25,000	25,273
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	85,352
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	138,916
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	75,682
Series 2013 C, 5.25% 10/1/30	150,000	152,113
Series 2014, 5% 10/1/28	65,000	67,289
Series 2019 A:
5% 10/1/24	85,000	87,905
5% 10/1/27	80,000	88,726
5% 10/1/29	25,000	28,893
5% 10/1/32	60,000	68,994
5% 10/1/34	100,000	113,453
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	156,192
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	15,631
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	9,750
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	25,201
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	120,615
Miami-Dade County Series 2021 B2, 4% 10/1/43	345,000	341,742
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	20,000	20,625
Series 2020 A, 4% 10/1/39	130,000	131,461
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	58,149
0% 10/1/46	10,000	3,367
0% 10/1/47	50,000	15,964
Series 2016:
0% 10/1/31	5,000	3,775
0% 10/1/32	15,000	10,846
5% 10/1/26	145,000	156,175
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	96,630
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	58,006
Series 2015 B, 5% 7/1/27	40,000	41,271
Series 2015 D, 3% 7/1/39	10,000	8,587
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	104,458
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	4,774
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	22,921
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	75,567
Series 2017 B, 3.125% 10/1/39	5,000	4,388
Series 2019 B, 3% 10/1/49	10,000	7,580
Series 2019, 5% 10/1/46	165,000	174,408
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,635
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	65,751
Orange County Health Facilities Auth. Series 2016:
4% 10/1/45	65,000	63,055
5% 8/1/47	170,000	176,016
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	20,389
Series 2016 B, 4% 10/1/36	30,000	30,167
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,489
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,345
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	42,716
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	106,789
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	94,265
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	60,221
Series 2021 A, 2.375% 5/1/45	375,000	261,274
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	75,619
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	104,500
5% 10/1/54	260,000	282,610
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	140,000	129,176
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,065
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	309,861
TOTAL FLORIDA		6,806,580
Georgia - 1.8%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	118,565
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	101,529
Series 2015:
5% 11/1/28	25,000	26,241
5% 11/1/29	5,000	5,247
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	31,567
5% 11/1/40	40,000	41,363
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	26,306
Series 2018 C, 4% 11/1/37	15,000	15,254
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	101,839
5% 7/1/26	20,000	21,628
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	18,210
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	21,792
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	56,379
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	56,468
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	20,065
Series 2016 F, 5% 1/1/26	25,000	26,785
Series 2017 A, 5% 2/1/25	190,000	198,610
Series 2018 A:
3% 7/1/33	25,000	25,062
4% 7/1/34	155,000	165,922
5% 7/1/27	5,000	5,562
Series 2021 A, 4% 7/1/35	105,000	114,613
Series 2022 C, 5% 7/1/31	205,000	247,693
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	49,432
Series 2017 C, 3.75% 6/1/48	110,000	107,585
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	63,139
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	241,042
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	110,860
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	89,742
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	92,297
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	72,742
Series 2019 A, 3.125% 7/1/46	25,000	20,766
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	15,561
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	195,000	197,636
5% 9/1/30	100,000	118,141
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	111,831
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	71,459
TOTAL GEORGIA		2,808,933
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	81,049
Series 2020 D, 4% 7/1/39	100,000	101,087
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	34,669
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	138,335
Series 2016 FG, 5% 10/1/30	30,000	32,625
Series FT:
5% 1/1/27	50,000	54,657
5% 1/1/32	65,000	72,338
Series FW, 3.5% 1/1/38	35,000	34,773
Honolulu City & County Gen. Oblig.:
Series 2015 C, 3% 10/1/28	135,000	136,788
Series A, 5% 10/1/39	100,000	104,165
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	242,981
Series 2018 A, 3.375% 7/1/42	40,000	35,903
Series 2019 A, 4% 7/1/37	100,000	102,445
TOTAL HAWAII		1,171,815
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	26,807
Series 2015 ID:
5.5% 12/1/27	60,000	63,888
5.5% 12/1/29	20,000	21,248
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	105,846
TOTAL IDAHO		217,789
Illinois - 5.2%
Chicago Board of Ed.:
Series 2016, 5.75% 4/1/35	100,000	106,283
Series 2023, 5.25% 4/1/39	200,000	213,124
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	29,701
0% 1/1/33	50,000	33,788
Series 2002 B, 5% 1/1/26	15,000	15,319
Series 2007 E, 5.5% 1/1/35	45,000	46,029
Series 2008 C:
0% 1/1/26	85,000	76,818
0% 1/1/30	85,000	65,377
Series 2014 A, 5.25% 1/1/30	30,000	30,267
Series 2015 A:
5% 1/1/26	15,000	15,319
5.5% 1/1/33	20,000	20,522
Series 2015 C, 5% 1/1/27	195,000	201,130
Series 2019 A, 5% 1/1/40	15,000	15,337
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	65,654
Series 2014 B, 5% 1/1/27	5,000	5,081
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B:
5% 1/1/28	45,000	46,702
5% 1/1/33	105,000	108,219
Series 2015 D, 5% 1/1/46	110,000	111,293
Series 2016 C, 5% 1/1/37	100,000	103,752
Series 2016 D, 5.25% 1/1/42	250,000	261,015
Series 2017 A, 5% 1/1/30	125,000	135,340
Series 2017 B, 5% 1/1/33	30,000	32,103
Series 2018 B:
5% 1/1/37	45,000	48,971
5% 1/1/38	20,000	21,594
5% 1/1/48	10,000	10,460
Series 2020 B, 5% 1/1/29	60,000	67,986
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	31,174
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,826
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,157
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	104,605
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	70,688
Series 2015, 4.125% 5/1/45	125,000	119,373
Series 2020 A, 3% 5/15/50	80,000	56,115
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	108,355
Series 2015 A, 4% 11/15/39	250,000	236,426
Series 2016:
3.25% 5/15/39	160,000	137,582
3.25% 11/15/45	15,000	12,145
4% 1/1/25	145,000	148,549
4% 7/1/30	60,000	62,257
4% 12/1/31	25,000	25,377
4% 12/1/40	210,000	198,498
Series 2017 A, 5% 8/1/42	105,000	105,603
Series 2017, 5% 8/15/26	135,000	145,462
Series 2018 A:
5% 10/1/41	25,000	26,544
5% 10/1/48	20,000	21,006
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/29	70,000	70,025
4% 1/1/30	35,000	35,011
Series 2013:
5% 7/1/23	15,000	15,070
5.25% 7/1/31	85,000	85,330
Series 2014:
5% 4/1/27	55,000	55,854
5% 5/1/30	230,000	233,407
Series 2016 June:
3.5% 6/1/30	210,000	210,405
3.5% 6/1/31	70,000	69,856
Series 2016:
4% 1/1/31	70,000	71,345
5% 2/1/27	140,000	150,327
5% 11/1/36	100,000	104,277
Series 2017 A, 4.5% 12/1/41	35,000	35,191
Series 2017 B, 5% 12/1/24	65,000	67,065
Series 2017 C, 5% 11/1/29	10,000	10,824
Series 2017 D:
3.25% 11/1/26	40,000	40,271
5% 11/1/26	190,000	203,131
5% 11/1/28	140,000	151,845
Series 2018 A, 5% 10/1/24	310,000	318,871
Series 2018 B, 5% 10/1/24	20,000	20,572
Series 2019 B, 5% 9/1/25	30,000	31,392
Series 2020 D, 5% 10/1/25	50,000	52,405
Series 2021 A:
5% 3/1/27	50,000	53,767
5% 3/1/30	160,000	179,168
Series November 2016, 4.125% 11/1/31	40,000	41,106
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	15,000	14,749
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/23	140,000	140,461
5% 6/15/24	20,000	20,054
5% 6/15/25	5,000	5,014
Series 2016 A, 3% 6/15/33	25,000	22,913
Series 2016 C, 4% 6/15/23	75,000	75,101
Series 2016 D, 3% 6/15/31	35,000	32,805
Series 2021 A, 4% 6/15/30	60,000	63,106
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,273
Series 2014 C, 5% 1/1/30	100,000	104,194
Series 2015 A, 5% 1/1/40	25,000	25,710
Series 2016 A, 5% 12/1/31	50,000	52,827
Series 2017 A, 5% 1/1/36	50,000	54,456
Series 2019 C, 5% 1/1/31	120,000	138,722
Series A, 5% 1/1/45	145,000	155,892
Series B:
5% 1/1/27	25,000	27,310
5% 1/1/30	50,000	57,872
Series C, 5% 1/1/30	95,000	109,957
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	69,143
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	20,142
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	189,683
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	91,049
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	45,720
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	4,968
Series 1998 A, 5.5% 12/15/23	25,000	25,241
Series 2002 A:
0% 12/15/26	95,000	83,580
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,077
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,541
Series 2002:
0% 12/15/23	30,000	29,273
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,548
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	2,885
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/29	45,000	48,604
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	54,902
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	35,062
5% 3/1/31	60,000	61,864
5% 3/1/32	115,000	118,314
TOTAL ILLINOIS		7,914,453
Indiana - 0.9%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	48,354
Hanover Middle School Bldg. Corp. Series 2020, 2% 7/15/34	200,000	172,650
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	51,666
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	76,291
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	37,329
Indiana Fin. Auth. Rev.:
Series 2019 E:
5% 2/1/36	25,000	28,005
5% 2/1/40	65,000	70,822
Series 2021 B, 5% 2/1/41	150,000	167,978
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	38,791
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	102,455
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	103,481
5% 1/1/31	65,000	67,207
Series 2016 C, 5% 1/1/39	230,000	240,728
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	113,141
5% 2/1/54	25,000	26,138
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	44,135
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,344
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	61,862
TOTAL INDIANA		1,455,377
Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	55,292
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	124,423
Series 2020 A, 5% 8/1/36	105,000	120,072
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	75,000	75,909
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	34,213
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	215,000	202,876
TOTAL IOWA		612,785
Kansas - 0.0%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	27,496
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	49,045
TOTAL KANSAS		76,541
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (c)	365,000	307,735
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	58,927
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	89,098
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,041
5% 9/1/26	190,000	196,698
5% 9/1/42	5,000	5,077
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	32,549
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	49,596
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	82,930
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	83,572
TOTAL KENTUCKY		911,223
Louisiana - 0.5%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	5,003
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	40,134
Series 2017 A, 5% 4/1/25	25,000	26,194
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	48,646
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	26,185
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	50,132
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	51,311
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	34,180
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/27	100,000	100,297
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	141,790
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	26,664
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	33,895
Series 2021, 5% 9/1/33	100,000	116,602
TOTAL LOUISIANA		701,033
Maryland - 1.6%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	42,271
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	87,078
Series 2018, 3% 5/1/31	40,000	40,325
Series 2021 B, 4% 8/1/51 (c)	100,000	92,881
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	31,771
Series 2019 1, 5% 3/15/31	70,000	80,641
Series 2019, 5% 3/15/30	50,000	57,625
Series 2020 A:
5% 8/1/29	150,000	174,362
5% 8/1/35	55,000	63,942
Series 2021 2A, 5% 8/1/28	120,000	136,725
Series 2021 A, 5% 8/1/32	75,000	90,327
Series A, 5% 3/15/30	30,000	33,817
Series C, 5% 8/1/24	5,000	5,162
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	57,887
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	103,432
Series 2017 A, 4% 5/15/47	55,000	52,408
Series 2017 MD, 4% 12/1/46	15,000	14,490
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	132,079
4% 6/1/37	115,000	118,275
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	38,507
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	50,421
3% 7/1/47	145,000	114,523
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,261
Series 2015 B, 3% 12/1/29	70,000	70,062
Series 2020 B, 4% 11/1/31	100,000	112,760
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	290,000	290,074
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	165,496
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	10,056
5% 6/1/34	65,000	69,669
TOTAL MARYLAND		2,425,327
Massachusetts - 3.0%
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	43,242
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	58,117
Series 2007, 5.25% 7/1/28	40,000	45,919
Series A, 5.25% 7/1/28	20,000	22,960
Series B, 5% 7/1/33	5,000	5,265
Series C, 5.5% 7/1/23	65,000	65,461
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.):
Series 2017 A, 5% 6/1/47	20,000	21,059
Series 2018 A, 5% 6/1/48	130,000	138,103
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	144,215
Series 2015 A, 3.25% 6/1/35	150,000	148,673
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	24,691
Series 2018 L, 4% 7/1/44	165,000	165,579
Series BB1, 4% 10/1/46	25,000	24,557
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,817
Series D, 4% 7/1/45	25,000	22,999
Series F, 5% 8/15/24	110,000	112,779
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	61,615
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,147
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	136,376
Series 2015 A, 5% 7/1/26	130,000	141,092
Series 2016 B:
4% 7/1/33	75,000	77,891
5% 7/1/27	5,000	5,560
Series 2016 G:
3% 9/1/46	10,000	8,024
4% 9/1/32	75,000	78,272
Series 2017 A:
5% 4/1/35	100,000	108,784
5% 4/1/47	155,000	163,318
Series 2017 E, 5% 11/1/24	60,000	62,368
Series 2017 F:
5% 11/1/41	200,000	214,480
5% 11/1/44	20,000	21,324
Series 2018 C, 5% 9/1/30	150,000	177,773
Series 2018 E, 5% 9/1/25	100,000	106,144
Series 2019 A, 5% 1/1/49	70,000	74,927
Series 2019 C, 5% 5/1/41	25,000	27,347
Series 2019 G:
5% 9/1/29	150,000	174,741
5% 9/1/32	75,000	77,343
Series 2021 B, 3% 4/1/47	140,000	111,115
Series 2021 C, 5% 9/1/29	50,000	58,247
Series A:
5% 3/1/29	175,000	201,849
5% 7/1/29	70,000	75,755
5% 7/1/31	45,000	48,655
Series B:
2% 3/1/34	170,000	145,128
5% 7/1/26	40,000	43,413
5% 7/1/27	20,000	22,241
Series C, 5% 5/1/30	35,000	41,218
Series D, 5% 7/1/26	40,000	43,413
Series E:
5% 11/1/23	60,000	60,867
5% 11/1/26	20,000	21,886
Series F, 5% 11/1/40	15,000	16,129
Series G, 5% 9/1/33	55,000	56,683
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	80,429
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	19,285
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	54,505
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	194,478
Series 2016 B, 5% 11/15/46	30,000	31,422
Series A, 5% 8/15/45	50,000	54,806
Series C, 5% 11/15/34	35,000	37,791
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,748
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	174,008
Series 2020 B, 5% 8/1/43	140,000	154,207
TOTAL MASSACHUSETTS		4,533,240
Michigan - 1.9%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	208,216
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,802
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	53,371
Series 2018 A, 5% 7/1/27	65,000	71,261
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	349,419
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	15,146
Series I:
5% 4/15/26	40,000	42,332
5% 10/15/28	25,000	27,057
5% 10/15/30	15,000	16,259
Series 2016 I, 5% 4/15/36	115,000	123,327
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	9,717
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,499
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,529
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	71,748
Series 2014 D2, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	175,000	179,370
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,757
Series 2016:
3% 11/15/33	240,000	229,636
3.25% 11/15/42	25,000	20,698
4% 11/15/46	50,000	47,090
5% 11/15/23	55,000	55,646
Series 2018 B, 5% 10/1/28	130,000	147,947
Series 2019 A:
4% 2/15/47	40,000	37,727
5% 2/15/34	55,000	59,745
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	38,809
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	93,477
Series 2020 A1, 2.7% 10/1/45	160,000	118,464
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	210,000	167,972
Series B, 3.1% 12/1/31	50,000	49,102
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	36,361
5% 6/30/28 (c)	15,000	15,766
5% 12/31/28 (c)	55,000	58,063
5% 6/30/29 (c)	60,000	63,205
5% 6/30/31 (c)	70,000	73,664
5% 12/31/31 (c)	20,000	21,035
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	25,819
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	64,688
Univ. of Michigan Rev. Series 2015, 5% 4/1/32 (Pre-Refunded to 4/1/26 @ 100)	125,000	134,907
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	55,317
Series 2021 B, 5% 12/1/35 (c)	50,000	55,054
TOTAL MICHIGAN		2,925,002
Minnesota - 1.4%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	22,164
Forest Lake Independent School District No. 831 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	170,836
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	137,753
Series 2020 C, 5% 12/15/35	250,000	287,082
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,698
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	116,418
Series 2015 B, 2.95% 8/1/27	40,000	40,218
Series 2017 A, 5% 10/1/28	25,000	27,889
Series 2018 B, 3.25% 8/1/36	5,000	4,922
Series 2019 B, 5% 8/1/27	100,000	111,466
Series 2020 A, 5% 8/1/33	100,000	117,564
Series 2021 A:
4% 9/1/39	455,000	477,664
5% 9/1/29	125,000	145,861
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	110,000	110,037
Series 2021 F, 3% 7/1/52	195,000	190,613
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	106,146
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	15,579
TOTAL MINNESOTA		2,118,910
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	16,174
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	69,505
5% 8/1/27	50,000	54,524
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	72,241
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	151,661
5% 10/15/28	25,000	27,599
TOTAL MISSISSIPPI		391,704
Missouri - 0.5%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	173,583
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	67,017
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,007
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	35,205
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	56,309
Series 2016, 5% 11/15/28	10,000	10,627
Series 2017 C, 3.625% 11/15/47	25,000	22,087
Series 2019 A, 4% 2/15/49	140,000	130,988
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	27,180
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,587
(Prairie State Proj.) Series 2016 A, 4% 12/1/36	40,000	40,606
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,232
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	51,417
TOTAL MISSOURI		740,845
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	69,180
Series 2019 A:
4% 1/1/36	110,000	113,540
5% 1/1/30	150,000	173,112
TOTAL MONTANA		355,832
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Series 2017 A, 5% 9/1/36	225,000	244,087
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	137,121
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	45,801
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	82,501
TOTAL NEBRASKA		509,510
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	42,920
Clark County Fuel Tax:
Series 2016 A, 5% 11/1/25	130,000	138,447
Series 2016 B, 5% 11/1/27	50,000	54,482
Series 2019 A:
5% 12/1/24	45,000	46,866
5% 12/1/28	40,000	45,704
Series 2019:
3% 6/1/38	65,000	58,497
5% 6/1/25	25,000	26,304
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	11,031
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	144,015
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	17,100
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	74,423
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	42,933
Series 2018 C, 4% 7/1/48	50,000	47,958
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	44,197
TOTAL NEVADA		794,877
New Jersey - 3.9%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	76,934
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	225,000	243,265
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	40,263
5% 11/1/31	35,000	39,086
Series UU:
5% 6/15/40	10,000	10,095
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,141
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,961
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	85,924
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	30,750
Series 2005 N1, 5.5% 9/1/23	35,000	35,346
Series 2013 NN, 5% 3/1/26	15,000	15,014
Series 2013, 5% 3/1/24	10,000	10,009
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,341
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	41,127
Series 2015 XX, 4% 6/15/24	10,000	10,115
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	55,000	59,976
Series 2018 EE, 5% 6/15/33	80,000	91,758
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,144
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,082
Series WW:
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	30,000	31,639
5.25% 6/15/28	30,000	31,436
Series XX, 4.375% 6/15/27	60,000	61,743
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	66,667
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	46,300
5% 9/1/26	135,000	139,170
Series 2014:
5% 6/15/23	125,000	125,472
5% 6/15/24	5,000	5,116
5% 6/15/28	50,000	51,105
Series A, 4% 7/1/47	40,000	36,316
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,045
Series 2014, 4% 6/1/34	10,000	10,217
Series 2016, 5% 6/1/24	25,000	25,690
Series 2020 A, 3% 6/1/32	90,000	88,790
Series 2021, 2% 6/1/37	105,000	80,716
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,048
5% 10/1/26	135,000	144,473
5% 10/1/27	15,000	16,264
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	41,403
Series 2016:
3% 7/1/32	25,000	22,848
3.125% 7/1/33	150,000	137,246
Series 2017 A, 4% 7/1/52	125,000	117,051
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	49,903
Series 2019 A, 5% 12/1/27	35,000	38,485
Series 2019 B, 3.25% 12/1/39 (c)	65,000	62,624
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	30,202
5% 6/1/29	130,000	140,944
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	26,273
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	32,250
Series 2014 A:
4% 1/1/35	110,000	111,032
5% 1/1/27	50,000	51,404
5% 1/1/29	45,000	46,200
Series 2015 E, 5% 1/1/45	240,000	244,767
Series 2016 A, 5% 1/1/33	50,000	53,053
Series 2017 A, 5% 1/1/35	110,000	118,393
Series 2017 B, 4% 1/1/35	30,000	30,980
Series 2017 E:
5% 1/1/29	15,000	16,776
5% 1/1/31	155,000	173,008
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	28,471
0% 12/15/25	60,000	55,306
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	36,476
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	28,784
Series 2008 A:
0% 12/15/23	45,000	44,015
0% 12/15/37	45,000	23,995
0% 12/15/38	35,000	17,469
Series 2010 A:
0% 12/15/25	40,000	36,773
0% 12/15/27	30,000	25,810
0% 12/15/29	20,000	15,926
0% 12/15/32	65,000	46,330
0% 12/15/33	15,000	10,267
Series 2010 A3, 0% 12/15/34	140,000	91,387
Series 2010 D, 5% 12/15/24	135,000	139,527
Series 2013 AA, 5% 6/15/27	30,000	30,130
Series 2015 AA:
4.625% 6/15/30	165,000	170,445
5.25% 6/15/31	135,000	141,437
5.25% 6/15/32	70,000	73,162
Series 2016 A, 5% 6/15/30	25,000	26,506
Series 2016 A2, 5% 6/15/23	25,000	25,104
Series 2018 A:
5% 12/15/24	55,000	56,844
5% 12/15/34	250,000	271,762
Series 2021 A, 5% 6/15/30	305,000	343,816
Series 2022 CC, 5% 6/15/48	230,000	243,356
Series A:
0% 12/15/26	90,000	80,167
0% 12/15/31	30,000	22,202
5% 6/15/30	50,000	53,011
Series A1, 4.1% 6/15/31	15,000	15,395
Series AA:
4% 6/15/36	20,000	20,283
5% 6/15/23	45,000	45,170
5% 6/15/44	10,000	10,012
5.25% 6/15/27	20,000	20,955
Series BB, 5% 6/15/33	75,000	82,282
Series C, 5.25% 6/15/32	65,000	67,067
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	25,862
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2014 A, 5% 11/1/39	230,000	230,764
TOTAL NEW JERSEY		6,028,648
New Mexico - 0.2%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	41,272
New Mexico Mtg. Fin. Auth. Series 2019 F:
3.05% 7/1/44	100,000	86,821
3.5% 7/1/50	60,000	59,668
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	30,175
5% 7/1/25	65,000	68,538
TOTAL NEW MEXICO		286,474
New York - 14.8%
Battery Park City Auth. Rev. Series 2019 A, 5% 11/1/49	190,000	206,490
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	126,483
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,340
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	165,000	158,965
4% 7/1/43	100,000	100,021
5% 7/1/29	60,000	65,060
5% 7/1/37	100,000	104,214
Series 2017 A:
5% 7/1/24	30,000	30,913
5% 10/1/29	15,000	16,520
5% 10/1/47	30,000	34,883
Series 2018 B, 5% 10/1/38	45,000	49,238
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	144,557
4% 7/1/41	40,000	36,254
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	122,418
4% 2/15/44	35,000	34,442
5% 2/15/30	55,000	59,601
5% 2/15/39	40,000	42,587
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	132,263
Series 2007, 5.5% 10/1/37	25,000	29,037
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	74,930
Series 2016 B, 5% 9/1/46	40,000	41,980
Series 2017:
5% 9/1/23 (Escrowed to Maturity)	65,000	65,600
5% 9/1/47	30,000	31,452
Series 2018, 5% 9/1/35	20,000	22,042
Series 2019 A, 5% 9/1/26	150,000	163,112
Series 2020 A, 5% 9/1/30	120,000	142,039
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	31,579
Series 2015 A, 5% 7/1/27	105,000	110,387
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	271,556
Series 2008 L6, 5% 4/1/31	50,000	57,141
Series 2014 I, 4% 3/1/39	410,000	410,367
Series 2016 A, 5% 8/1/26	150,000	158,299
Series 2016, 3% 8/1/34	25,000	24,683
Series 2017 B1, 4% 10/1/40	260,000	260,399
Series 2017, 5% 8/1/27	25,000	27,801
Series 2018 1, 5% 8/1/28	10,000	11,096
Series 2018 B-1, 3.25% 10/1/42	55,000	48,058
Series 2018 E1, 5% 3/1/31	240,000	267,737
Series 2019 E, 5% 8/1/25	30,000	31,799
Series 2020 A, 4% 8/1/44	20,000	19,748
Series 2020 A1, 5% 8/1/35	120,000	135,112
Series 2020 C, 5% 8/1/26	200,000	217,245
Series 2021 C, 5% 8/1/29	260,000	301,561
Series A, 5.25% 8/1/25	15,000	15,117
Series B1, 5% 10/1/32	70,000	80,538
Series D:
4% 12/1/41	50,000	49,988
4% 3/1/42	125,000	123,941
Series E, 5% 8/1/26	75,000	81,467
Series F, 5% 8/1/24	60,000	60,474
Series J, 5% 8/1/24	50,000	51,601
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,942
Series 2016 I1A, 3.95% 11/1/36	70,000	70,205
Series B1 2013, 5.25% 7/1/32 (Pre-Refunded to 7/3/23 @ 100)	50,000	50,309
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	66,385
Series 2019 E1, 3.25% 11/1/49	35,000	27,523
Series 2020 D1B, 2.4% 11/1/50	75,000	47,408
Series 2021 A1, 2.05% 11/1/33	135,000	112,287
Series 2021 C1, 2.25% 11/1/41	110,000	77,045
Series 2021 G, 2.15% 11/1/36	125,000	97,264
Series 2021 K1, 2.45% 11/1/41	160,000	119,800
Series E1, 3.45% 5/1/59	10,000	7,806
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	78,512
0% 3/1/37	50,000	27,894
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,007
0% 3/1/44	45,000	17,091
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	8,983
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD:
4% 6/15/38	65,000	65,038
5% 6/15/38	35,000	35,159
Series 2015 HH, 5% 6/15/29	65,000	68,403
Series 2016 BB, 5% 6/15/46	40,000	41,245
Series 2017 DD, 5.25% 6/15/47	60,000	63,986
Series 2017 EE, 5% 6/15/36	60,000	65,039
Series 2018 AA, 5% 6/15/37	5,000	5,396
Series 2018 DD1, 5% 6/15/48	15,000	16,005
Series 2018 FF, 5% 6/15/40	135,000	146,096
Series 2019 A, 5% 6/15/29	175,000	202,918
Series 2019 AA, 5% 6/15/27	150,000	166,318
Series 2019 DD, 5.25% 6/15/49	65,000	70,488
Series 2020 CC1:
4% 6/15/39	100,000	101,251
4% 6/15/49	35,000	34,165
Series 2020 FF, 5% 6/15/41	190,000	209,609
Series 2022 CC1, 4% 6/15/52	150,000	145,765
Series BB, 5% 6/15/49	180,000	192,658
Series CC:
4% 6/15/42	90,000	89,999
5% 6/15/30	25,000	29,152
Series DD:
5% 6/15/25	75,000	76,076
5% 6/15/36	95,000	97,227
Series EE, 5% 6/15/32	10,000	10,647
Series FF, 4% 6/15/37	80,000	81,998
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	230,000	235,420
Series 2018 S 4A, 5% 7/15/34	5,000	5,575
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	72,213
Series 2018 S3, 3.625% 7/15/47	155,000	144,750
Series 2018 S4, 5% 7/15/31	30,000	33,733
Series 2023 S 1A, 5% 7/15/28	400,000	452,956
Series S1:
5% 7/15/26	50,000	53,434
5% 7/15/27	15,000	15,612
5% 7/15/29	60,000	62,468
5% 7/15/35	35,000	38,268
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1:
5% 11/1/24	75,000	76,935
5% 11/1/36	485,000	493,931
Series 2014 D1, 5% 2/1/38	170,000	172,256
Series 2014, 5% 11/1/25	30,000	30,741
Series 2015 A, 5% 8/1/29	100,000	103,215
Series 2015 E1, 5% 2/1/41	500,000	515,774
Series 2016 A, 5% 5/1/40	15,000	15,828
Series 2016 B1, 5% 11/1/35	105,000	110,825
Series 2017 C, 5% 11/1/24	135,000	140,073
Series 2017 F:
3% 5/1/34	50,000	49,514
4% 5/1/37	80,000	81,270
Series 2018 A, 5% 8/1/38	55,000	59,159
Series 2018 B, 5% 8/1/45	50,000	53,176
Series 2018 B1, 5% 8/1/29	150,000	164,941
Series 2019 C, 4% 11/1/37	30,000	30,624
Series 2019 C1, 4% 11/1/36	50,000	51,748
Series 2020 C1, 5% 5/1/41	100,000	110,167
Series 2021 A, 5% 11/1/31	150,000	177,454
Series 2021 B1, 3% 8/1/48	340,000	264,450
Series 2021 C1, 4% 5/1/38	100,000	101,987
Series 2021 F1, 5% 11/1/32	170,000	200,924
Series 2022 C1, 5% 2/1/37	100,000	115,067
Series 2023 F1, 5.25% 2/1/47	190,000	214,231
Series A, 4% 11/1/35	80,000	84,733
Series A1, 5% 8/1/24	50,000	51,568
Series B:
4% 8/1/38	100,000	101,450
4% 8/1/39	20,000	20,127
Series B1, 5% 11/1/28	30,000	31,856
Series C:
3.25% 11/1/43	140,000	121,222
4% 2/1/27	70,000	74,442
5% 11/1/26	40,000	43,744
Series C1:
4% 5/1/40	10,000	10,002
4% 5/1/44	30,000	29,728
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,778
4% 4/1/28	75,000	78,884
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	62,911
0% 11/15/36	100,000	55,709
0% 11/15/38	75,000	37,058
0% 11/15/44	75,000	25,878
New York Dorm. Auth. Personal Income Tax Rev. Series 2016 D, 5% 2/15/26	115,000	123,339
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	103,033
5% 7/1/30	20,000	23,086
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,707
Series 2015 A:
4.125% 5/1/42	50,000	50,004
5% 5/1/33	40,000	41,623
5% 7/1/40	235,000	239,943
Series 2018 A:
4% 8/1/38	60,000	52,686
5% 8/1/25	100,000	101,920
Series 2019 A, 5% 7/1/27	20,000	22,267
Series 2019 C, 4% 7/1/49	45,000	43,506
Series 2020 A, 4% 7/1/50	130,000	125,648
Series 2020 A2, 5% 7/1/31	25,000	29,441
Series 2020, 3% 2/1/50	55,000	42,367
Series 2021 A, 5% 7/1/26	100,000	106,913
Series 2021 B, 3% 7/1/45	100,000	78,789
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	86,578
Series 2017 A:
5% 3/15/43	75,000	79,250
5% 3/15/44	210,000	221,481
Series 2018, 5% 3/15/48	75,000	80,029
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,046
Series 2018 A, 5% 6/15/30	50,000	56,658
Series 2019 B, 5% 6/15/31	25,000	29,050
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	137,397
Series 2021 1WTC, 2.75% 2/15/44	240,000	176,474
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	158,769
3% 11/15/28	190,000	190,019
Series 2016 A:
5% 11/15/26	90,000	97,762
5.25% 11/15/28	150,000	163,040
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H, 3% 11/15/28	30,000	29,108
Series 2013 C, 5% 11/15/38	75,000	75,019
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	50,740
5.25% 11/15/39	105,000	105,492
Series 2015 B, 4% 11/15/45	250,000	231,974
Series 2015 C, 5% 11/15/34	80,000	82,512
Series 2015 F, 3.25% 11/15/31	35,000	33,665
Series 2016 C1:
4% 11/15/46	120,000	110,667
5% 11/15/30	395,000	415,619
Series 2016 C2A, 3% 11/15/38	25,000	20,694
Series 2016 D:
3% 11/15/32	50,000	46,382
5% 11/15/27	10,000	10,576
Series 2017 A2, 5% 11/15/24	100,000	102,858
Series 2017 B, 5% 11/15/23	145,000	146,657
Series 2017 C1:
4% 11/15/34	55,000	55,409
4% 11/15/35	160,000	159,680
5% 11/15/24	20,000	20,572
5% 11/15/25	45,000	47,053
5% 11/15/28	25,000	26,987
Series 2017 D:
4% 11/15/42	85,000	80,129
5% 11/15/27	100,000	107,123
Series 2018 B:
5% 11/15/25	35,000	36,597
5% 11/15/27	20,000	21,425
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	37,806
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27 (Escrowed to Maturity)	110,000	120,882
Series 2017 B:
5% 2/15/39	15,000	16,106
5% 2/15/43	50,000	53,256
Series 2018 A, 5% 3/15/32	50,000	56,418
Series 2019 A:
5% 3/15/39	100,000	109,020
5% 3/15/40	90,000	97,660
Series 2019 D, 3% 2/15/49	120,000	92,619
Series 2020 A, 3% 3/15/49	105,000	81,012
Series 2022 A, 4% 3/15/39	220,000	221,545
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,119
Series 2019 A, 5% 2/15/49	30,000	32,369
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	37,369
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	55,000	39,824
Series 2019 R, 3.15% 11/1/54	25,000	18,418
Series 2021 G, 2.4% 11/1/41	210,000	152,239
Series L, 3.45% 11/1/42	25,000	21,846
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	225,000	194,840
Series 2020 225, 2.3% 10/1/40	155,000	114,067
Series 220, 2.85% 10/1/44	25,000	18,773
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,951
New York State Urban Dev. Corp. Series 2020 A:
4% 3/15/45	65,000	64,092
4% 3/15/49	85,000	82,854
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	73,907
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	101,400
Series 2014 K, 5% 1/1/26	80,000	82,978
Series 2016 A, 5% 1/1/51	30,000	30,812
Series 2019 B, 3% 1/1/46	50,000	39,009
Series 2020 N, 4% 1/1/47	200,000	194,481
Series K:
5% 1/1/28	10,000	10,390
5% 1/1/29	90,000	93,538
Series L, 5% 1/1/34	70,000	77,253
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	31,249
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	28,031
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	27,395
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	46,646
5% 12/1/25 (c)	105,000	108,908
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/35 (c)	150,000	161,807
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	40,039
Series 2016 A, 5% 3/15/26	20,000	21,517
Series 2019 A:
5% 3/15/42	15,000	16,069
5% 3/15/44	25,000	26,711
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,708
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	27,622
5% 12/1/40	160,000	175,967
Port Auth. of New York & New Jersey Series 2022 234, 5% 8/1/39 (c)	180,000	197,916
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,034
5% 5/1/27	15,000	15,327
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	45,538
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	78,516
Triborough Bridge & Tunnel Auth. Series 2021 C3, 4% 5/15/51	540,000	526,262
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	42,051
Series 2013 A:
0% 11/15/30	105,000	81,157
0% 11/15/32	35,000	24,932
Series 2013 B, 4% 11/15/23	50,000	50,450
Series 2016 A:
5% 11/15/31	100,000	106,852
5% 11/15/41	25,000	26,149
Series 2017 A, 5% 11/15/26	50,000	54,659
Series 2017 B:
5% 11/15/25	80,000	85,183
5% 11/15/36	90,000	97,263
Series 2018 C, 5% 11/15/37	25,000	27,364
Series 2019 A, 5% 11/15/49	45,000	48,021
Series 2021 A, 5% 11/1/25	140,000	148,627
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	80,821
Series 2017:
5% 12/15/38	25,000	27,293
5% 12/15/41	50,000	54,230
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	38,574
TOTAL NEW YORK		22,775,547
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (c)	75,000	75,098
Series 189, 5% 5/1/30	20,000	21,045
Series 194:
5% 10/15/25	25,000	26,587
5% 10/15/30	35,000	37,284
5% 10/15/32	55,000	58,491
5% 10/15/35	100,000	105,690
5.25% 10/15/55	50,000	51,623
Series 198, 5% 11/15/46	15,000	15,675
Series 2012 171, 4% 1/15/42	205,000	204,991
Series 2014 185, 5% 9/1/25 (c)	120,000	123,372
Series 2014, 3% 7/15/28 (c)	50,000	49,461
Series 2015 189, 5% 5/1/45	140,000	144,268
Series 2018 209, 5% 7/15/34	70,000	77,946
Series 2019 217, 5% 11/1/30	100,000	115,914
Series 202, 5% 10/15/30 (c)	20,000	21,468
Series 2020 222, 5% 7/15/31	75,000	88,604
Series 2021 223, 5% 7/15/31 (c)	55,000	61,973
Series 207, 5% 9/15/26 (c)	185,000	195,627
Series 209, 5% 7/15/31	30,000	33,733
TOTAL NEW YORK AND NEW JERSEY		1,508,850
North Carolina - 1.2%
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	151,229
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	155,387
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	95,046
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	46,190
Series 2019, 4% 3/1/34	210,000	224,353
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	70,150
Series 2016 A, 5% 6/1/27	70,000	75,684
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	31,317
5% 3/1/28	50,000	52,119
Series 2019:
5% 3/1/31	45,000	51,371
5% 3/1/33	75,000	85,283
5% 3/1/34	40,000	45,252
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,530
Series 2020 B:
5% 5/1/24	100,000	102,611
5% 5/1/29	20,000	23,050
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	73,044
Series 2020 A, 4% 10/1/45	55,000	44,244
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	86,231
Series 2018, 5% 1/1/31	85,000	92,578
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	73,383
Wake County:
Series 2019 A, 3% 3/1/36	50,000	47,907
Series 2022 A, 5% 2/1/31	100,000	119,839
TOTAL NORTH CAROLINA		1,777,798
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	36,911
Univ. of North Dakota Series 2018 A, 4% 4/1/57	195,000	175,905
TOTAL NORTH DAKOTA		212,816
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. Series 2013, 5% 11/15/38 (Pre-Refunded to 5/15/23 @ 100)	65,000	65,166
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,094
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	259,460
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	103,941
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	128,993
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	28,427
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	46,503
Series 2018 A, 5% 4/1/30	120,000	136,511
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	54,682
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	130,000	123,808
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	32,044
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	66,914
5% 12/1/46	65,000	66,865
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	26,661
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	197,928
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	60,832
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	21,818
Series 2015 C:
5% 11/1/28	35,000	36,748
5% 11/1/30	50,000	52,498
Series 2017 C, 5% 8/1/26	25,000	27,189
Series 2018 A, 5% 2/1/29	25,000	26,770
Series 2019 A, 5% 5/1/27	60,000	66,341
Series 2021 B, 5% 9/15/31	120,000	144,588
Series R, 5% 5/1/24	15,000	15,387
Series S, 5% 5/1/29	50,000	53,889
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	44,023
Series 2021 B, 5% 1/1/28	100,000	111,214
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,535
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	130,000	127,220
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	22,223
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,814
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	10,386
Series 2013 A2, 0% 2/15/37	20,000	11,635
Series A, 0% 2/15/41	60,000	27,708
Series A, 5% 2/15/51	50,000	54,419
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	60,975
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	33,209
Series 2019 B, 3% 6/1/46	90,000	73,790
Series 2020 A:
5% 6/1/33	90,000	105,673
5% 12/1/38	185,000	208,585
5% 12/1/40	80,000	89,109
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	285,000	260,480
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	8,593
TOTAL OHIO		3,160,648
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	115,266
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	142,681
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,274
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	135,399
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,568
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	34,952
Series 2017 D, 5% 1/1/26	65,000	69,267
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	88,044
TOTAL OKLAHOMA		611,451
Oregon - 0.9%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,825
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	41,553
0% 6/15/36	85,000	50,588
0% 6/15/39	155,000	77,988
Series B, 0% 6/15/34	35,000	23,192
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	36,567
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	16,600
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	93,406
5% 8/15/45	50,000	52,778
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	20,296
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,236
Series 2022 A, 5% 6/1/52	230,000	239,983
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	201,711
Series A, 4% 5/1/37	110,000	113,976
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,662
Series 2019 A, 5% 7/1/30	100,000	114,490
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	110,400
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	33,241
5% 5/15/29	100,000	112,059
Tri-County Metropolitan Trans. District Rev. Series 2018 A, 3.25% 10/1/34	50,000	49,106
TOTAL OREGON		1,429,657
Pennsylvania - 3.6%
Allegheny County Series C77, 5% 11/1/43	25,000	26,987
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (c)	390,000	404,823
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,941
5% 4/1/27	100,000	107,662
Series 2019 A, 5% 7/15/33	110,000	122,168
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	178,468
Bristol School District Series 2013, 5% 6/1/40	20,000	20,067
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	59,182
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,266
5% 10/1/46	135,000	141,414
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	33,898
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,353
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	59,833
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	39,067
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	85,346
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	33,477
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	58,452
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	43,801
5% 11/15/28	90,000	98,603
Series 2020 A, 4% 4/15/50	25,000	23,140
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	23,237
5% 12/31/28 (c)	160,000	165,167
Series 2014 A, 5% 2/1/45	120,000	121,361
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/26	55,000	57,403
5% 3/15/29	60,000	62,715
Series 2015:
4% 8/15/34	175,000	179,411
5% 8/15/32	60,000	63,185
Series 2016 2, 3% 9/15/36	45,000	41,321
Series 2016:
5% 1/15/28	145,000	158,888
5% 9/15/29	100,000	108,533
Series 2018, 3.75% 3/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	196,511
Series 2020 1, 5% 5/1/28	100,000	112,796
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2016 C:
3% 8/15/41	35,000	29,146
5% 8/15/25	90,000	94,989
Series 2021 A, 4% 7/15/46	210,000	182,636
Pennsylvania Hsg. Fin. Agcy. Series 2019 129, 3.15% 10/1/39	195,000	167,661
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,949
Series 2017 124A, 4% 10/1/38 (c)	155,000	154,768
Series 2017 125B, 3.65% 10/1/42	30,000	27,298
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	115,207
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2018 A, 5.25% 12/1/44	200,000	215,535
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	35,700
Series 2013 B2, 0% 12/1/37 (d)	100,000	90,811
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	25,478
Series 2014 A, 0% 12/1/39 (d)	5,000	5,015
Series 2014 C, 5% 12/1/39	30,000	30,613
Series 2014, 5% 12/1/33	55,000	57,090
Series 2015 A1, 4% 12/1/41	60,000	59,902
Series 2016 B, 5% 6/1/27	160,000	170,723
Series 2017 A, 5.5% 12/1/42	150,000	158,523
Series 2017 A1, 5% 12/1/30	40,000	44,478
Series 2017 B, 5.25% 6/1/47	55,000	57,209
Series 2017 B2, 5% 6/1/25	100,000	104,680
Series 2017, 5% 12/1/40	50,000	52,697
Series 2019 A, 5% 12/1/35	35,000	38,621
Series 2019, 5% 12/1/32	30,000	33,612
Series 2020 B, 5% 12/1/50	125,000	133,022
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	112,172
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,082
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	21,046
Series 2017 A, 5% 8/1/23	40,000	40,299
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	54,230
Series 2016 F, 5% 9/1/26	110,000	117,859
Series 2018 B, 4% 9/1/43	30,000	29,852
Series 2019 A, 5% 9/1/44	30,000	32,022
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,962
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	97,403
TOTAL PENNSYLVANIA		5,464,766
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,400
Rhode Island - 0.4%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	211,540
Series C, 3% 1/15/36	30,000	28,403
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,083
5% 5/15/31	50,000	51,555
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	260,000	320,361
TOTAL RHODE ISLAND		616,942
South Carolina - 0.8%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	146,193
Series 2022, 5% 1/1/42	150,000	171,455
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	31,376
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	121,928
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	160,859
Series 2013 B, 5.125% 12/1/43	25,000	25,098
Series 2014 A, 5.5% 12/1/54	25,000	25,204
Series 2014 C:
5% 12/1/29	40,000	41,146
5% 12/1/34	110,000	112,230
5% 12/1/36	45,000	45,721
Series 2016 A:
3.25% 12/1/35	15,000	14,383
5% 12/1/27	50,000	53,053
Series 2016 B, 5% 12/1/33	55,000	57,666
Series 2022 A, 5% 12/1/44	125,000	130,843
Series A, 3% 12/1/41	30,000	24,326
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	91,699
TOTAL SOUTH CAROLINA		1,253,180
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	16,448
3.25% 8/1/44	30,000	23,486
4% 8/1/38	100,000	97,348
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,061
Series 2016 A, 4% 1/1/42	10,000	9,909
Series 2019, 4% 11/15/43	55,000	52,893
Memphis Gen. Oblig. Series 2014 B, 5% 4/1/44	245,000	248,038
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	86,452
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	70,406
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	52,752
4% 7/1/54	35,000	33,018
5% 7/1/44	65,000	69,578
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	71,983
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	130,000	130,127
Series 2018, 4%, tender 11/1/25 (b)	30,000	29,970
Series 2006 A:
5.25% 9/1/24	125,000	127,120
5.25% 9/1/26	30,000	31,079
Series 2006 C:
5% 2/1/24	10,000	10,053
5% 2/1/27	15,000	15,261
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	53,694
Series 2021 A, 5% 11/1/31	290,000	352,423
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,990
Series 2018 1, 3.85% 7/1/38	45,000	44,809
Series 2018 3, 3.75% 7/1/38	30,000	29,818
Series 2020 1A, 2.4% 1/1/44	15,000	12,717
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	112,431
TOTAL TENNESSEE		1,846,864
Texas - 9.4%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	54,605
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	113,015
Arlington Higher Ed. Fin. Corp.:
Series 2019 A, 3% 8/15/54	60,000	44,422
Series 2021 A, 3% 2/15/46	210,000	164,789
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	81,123
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,600
Series 2019, 4% 8/1/35	25,000	26,131
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	51,454
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,644
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	80,742
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	17,420
City of Denton Series 2017, 4% 2/15/47	50,000	48,749
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	145,251
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	17,822
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,140
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	78,554
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	51,537
Series 2020 A, 3% 2/15/35	120,000	117,868
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B:
4% 12/1/36	200,000	203,543
4% 12/1/38	350,000	353,470
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	40,000	40,369
Series 2020 A, 5% 11/1/30	55,000	64,139
Series 2020 B, 5% 11/1/33	35,000	40,433
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,456
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	173,105
Del Valle Independent School District Series 2020, 4% 6/15/45	200,000	199,257
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	67,062
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	103,227
Series 2021, 3% 8/15/40	150,000	130,930
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	73,554
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	70,045
El Paso Independent School District Series 2019, 4% 8/15/38	385,000	391,629
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	102,602
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	131,377
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	171,264
Series 2017, 4% 8/15/35	110,000	113,140
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	44,105
0% 10/1/46 (d)	40,000	42,424
0% 10/1/48 (d)	30,000	31,802
Series 2018 A, 5% 10/1/37	40,000	43,127
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2015, 4% 12/1/45	75,000	71,896
Series 2016 A, 3.125% 7/1/38	210,000	188,700
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	75,996
Series 2021 A:
4% 10/1/33	150,000	162,264
4% 10/1/46	100,000	99,270
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	105,567
Series 2016 A:
5% 8/15/33	15,000	16,132
5% 8/15/35	140,000	149,636
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	230,000	194,078
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	39,077
Series 2019 A, 3% 8/15/44	120,000	97,720
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	43,877
Series 2014 C, 5% 11/15/30	170,000	174,711
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	2,885
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	6,840
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	55,000	59,309
Series 2021 A, 4% 7/1/40 (c)	175,000	170,380
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	59,185
0% 9/1/33 (AMBAC Insured)	80,000	54,576
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	35,038
Series 2016, 4% 2/15/40	250,000	252,238
Series 2017, 5% 2/15/27	50,000	54,814
Series 2018, 5% 7/15/27	55,000	60,981
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	76,873
Series 2014 D, 5% 11/15/27	230,000	238,125
Series 2016 B, 5% 11/15/25	275,000	291,810
Series 2017 B, 5% 11/15/29	45,000	49,669
Series 2019 B, 4% 11/15/44	55,000	55,313
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	17,138
Klein Independent School District Series 2017, 4% 8/1/46	215,000	215,532
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	149,371
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,142
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	36,285
Series 2016 A:
0% 8/16/44	10,000	3,975
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,212
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	101,057
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	20,269
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	2,967
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	60,266
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	27,900
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,204
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	39,439
Series 2014 B, 5% 1/1/31	125,000	126,591
Series 2015 A, 5% 1/1/27	100,000	104,088
Series 2017 A, 5% 1/1/28	200,000	212,299
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	188,991
Series 2018:
4.25% 1/1/49	55,000	54,057
5% 1/1/48	20,000	20,844
Series 2021 B, 5% 1/1/31	100,000	116,478
Northside Independent School District:
Series 2016, 4% 6/15/35	400,000	411,668
Series 2019 A, 4% 8/15/36	120,000	123,073
Series 2019, 4% 8/15/49	125,000	119,117
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	86,635
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	40,000	42,768
5% 2/1/32	5,000	5,324
Series 2017, 5% 2/1/29	60,000	65,631
Series 2019:
4% 2/1/28	10,000	10,662
5% 2/1/35	125,000	140,031
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	203,232
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	56,721
San Antonio Wtr. Sys. Rev. Series 2021 A, 4% 5/15/51	300,000	294,207
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	188,759
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	54,902
Tarrant County College Series 2020, 5% 8/15/30	130,000	153,071
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	15,022
(Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/36	140,000	141,575
Temple College District Series 2021, 3% 7/1/46	380,000	295,620
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	22,682
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	50,604
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	72,538
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	86,943
Series 2015 A:
5% 10/1/24	55,000	57,035
5% 10/1/26	100,000	105,937
Series 2016 A, 5% 4/1/30	50,000	53,275
Series 2017 A, 5% 10/1/33	50,000	55,138
Series 2017 B:
5% 10/1/29	100,000	111,163
5% 10/1/33	25,000	27,569
Series 2018 B, 5% 8/1/24	45,000	46,471
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	94,311
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	80,240
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	167,750
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,700
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	25,000	23,500
Series 2015 C:
5% 8/15/25	90,000	91,398
5% 8/15/29	115,000	116,992
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	63,286
Series 2018 A:
4% 10/15/32	50,000	52,184
4% 10/15/37	40,000	40,911
Series 2018, 5% 8/1/32	130,000	143,693
Series 2019 A:
3% 10/15/39	125,000	112,875
4% 10/15/49	90,000	88,411
Series 2020:
3% 10/15/34	130,000	130,350
5% 8/1/33	15,000	17,492
Series 2021:
5% 8/1/26	125,000	135,736
5% 10/15/33	170,000	202,240
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	125,366
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	61,964
5% 8/15/26	105,000	113,807
Series 2017 B, 3.375% 8/15/44	40,000	35,545
Series 2019 A, 5% 8/15/31	85,000	96,981
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	199,279
Waco Independent School District Series 2022:
3% 8/15/39	345,000	308,732
3% 8/15/40	70,000	61,296
Waller Independent School District Series 2020, 4% 2/15/50	100,000	95,957
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 3% 12/15/58	150,000	102,855
Williamson County Series 2022, 4% 2/15/42	395,000	399,257
TOTAL TEXAS		14,445,472
Utah - 0.8%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	559,817
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	49,638
Series 2017 B1, 5% 8/1/26	200,000	217,044
Series 2021 A1, 4% 8/1/41	145,000	146,535
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	36,026
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,846
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,846
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	163,741
Series 2016, 4% 12/15/29	25,000	26,052
TOTAL UTAH		1,230,545
Virginia - 1.8%
Arlington County Series 2019, 4% 6/15/35	5,000	5,335
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	55,000	55,634
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	69,581
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	15,165
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	14,247
Series 2016 A, 3% 4/1/36	155,000	145,200
Series 2016 B, 3% 4/1/36	100,000	93,677
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	27,688
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	183,274
Loudoun County Gen. Oblig. Series 2022 A, 4% 12/1/41	145,000	148,384
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	85,409
Norfolk Series 2021 A, 4% 3/1/40	170,000	176,579
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	79,300
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/42	225,000	240,940
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	52,064
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	85,997
(21st Century College and Equip. Progs.):
Series 2015 A:
5% 2/1/25	180,000	188,289
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	68,029
Series 2017 E, 5% 2/1/24	5,000	5,102
Series 2019 C, 5% 2/1/30	15,000	17,175
Series 2017 A, 5% 2/1/24	40,000	40,814
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	55,988
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	128,358
Series 2016, 3% 5/15/40	5,000	4,416
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,252
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	102,788
Series 2014, 4% 10/1/38	35,000	34,615
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/36	400,000	410,973
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	200,370
TOTAL VIRGINIA		2,740,643
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	49,082
5% 11/1/33	155,000	167,896
5% 11/1/36	30,000	32,030
5% 11/1/41	85,000	90,040
Energy Northwest Elec. Rev.:
Series 2014 A, 4% 7/1/24	150,000	152,723
Series 2015 A, 5% 7/1/25	130,000	137,222
Series 2016 A, 5% 7/1/28	215,000	232,363
Series 2018 C, 5% 7/1/33	30,000	33,509
Series 2020 A, 5% 7/1/28	70,000	79,091
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	58,587
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	14,146
King County Lake Washington School District #414 Gen. Oblig. Series 2016, 4% 12/1/26	1,000,000	1,047,244
King County School District 210 Series 2018, 5% 12/1/30	80,000	89,116
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	76,397
Seattle Muni. Lt. & Pwr. Rev.:
Series 2013, 4.125% 7/1/38	360,000	360,483
Series 2020 A, 5% 7/1/26	75,000	81,154
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	169,269
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	150,000	146,718
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	8,163
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	40,000	40,305
Series 2014 B, 5% 8/1/29	5,000	5,038
Series 2014 E, 5% 2/1/32	110,000	112,065
Series 2015 B, 5% 2/1/28	85,000	88,650
Series 2015 H:
5% 7/1/26	30,000	31,247
5% 7/1/29	40,000	41,642
Series 2016 A1, 5% 8/1/29	10,000	10,546
Series 2016 C:
5% 2/1/33	200,000	213,309
5% 2/1/35	20,000	21,224
Series 2016 R, 5% 7/1/24	125,000	128,787
Series 2017 B, 5% 8/1/29	150,000	162,283
Series 2018 C, 5% 8/1/28	55,000	60,947
Series 2018 D, 5% 8/1/28	30,000	33,244
Series 2020 A:
5% 1/1/26	30,000	32,093
5% 8/1/42	165,000	182,328
Series 2020 B, 5% 6/1/37	55,000	61,162
Series 2020 C, 5% 2/1/41	150,000	165,249
Series 2020 E, 5% 6/1/45	15,000	16,319
Series 2021 A, 5% 6/1/41	125,000	138,258
Series 2022 A, 5% 8/1/43	100,000	111,348
Series R, 5% 7/1/29	100,000	104,105
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	40,070
Series 2017 B, 3.5% 8/15/38	60,000	56,695
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	47,684
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	25,458
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	36,119
TOTAL WASHINGTON		4,991,408
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	71,218
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	85,841
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	29,351
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	96,757
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	218,157
TOTAL WEST VIRGINIA		501,324
Wisconsin - 0.8%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	46,267
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	40,160
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	42,557
5% 3/1/46	50,000	51,832
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	8,034
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	10,000	10,502
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	75,487
Series 2021 B, 5% 5/1/35	85,000	96,204
Series 3, 5% 11/1/31	30,000	33,135
Series A:
4% 5/1/27	30,000	31,306
5% 5/1/30	125,000	134,683
5% 5/1/34	120,000	125,201
Series D, 5% 5/1/23	45,000	45,081
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	57,340
Series 2014 A, 5% 11/15/25	40,000	41,169
Series 2016 A:
3.5% 2/15/46	195,000	160,683
4% 11/15/39	40,000	40,131
Series 2017 A, 5% 4/1/28	35,000	37,884
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	102,921
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	19,191	18,258
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	26,914
TOTAL WISCONSIN		1,225,749
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	22,691
TOTAL MUNICIPAL BONDS (Cost $158,428,723)		150,865,845

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (e)(f) (Cost $1,235,981)	1,235,753	1,235,986

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $159,664,704)	152,101,831
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,243,208
NET ASSETS - 100.0%	153,345,039

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	2,771,978	44,200,008	45,736,000	31,375	-	-	1,235,986	0.1%
Total	2,771,978	44,200,008	45,736,000	31,375	-	-	1,235,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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